2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN - Susidiaries and percentage ownership (Details)	6 Months Ended
Jun. 30, 2013
TeleChem International, Inc.
Date of Incorporation	Nov. 01, 1993
Ownership	100.00%
Arrayit Scientific Solutions, Inc.
Date of Incorporation	Oct. 15, 2009
Ownership	98.00%
Ownership by president	0.20%
Avant Diagnostics, Inc.
Date of Incorporation	Jun. 02, 2009
Ownership	44.00%
Common shares distributed	19,350,000